Investment Strategy - KraneShares SSE STAR Market 50 Index ETF	Jul. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	2. The first paragraph of the “Principal Investment Strategies” section in the Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index. The Underlying Index includes the stocks of the top 50 companies by free-float market capitalizations listed on the Shanghai Stock Exchange (SSE) Science and Technology Innovation Board (the “STAR Market”). The STAR Market is a board of the Shanghai Stock Exchange launched in 2019 that is designed to support innovative Chinese science and technology companies, including those in the semiconductor, advanced manufacturing and biotechnology industries. According to the Shanghai Stock Exchange, companies listed on the STAR Board are mainly from high-tech and strategic emerging industries, and most focus on next-generation information technology, biomedicine, high-end equipment and similar industries.